UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3725

Fidelity California Municipal Trust

(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® California Municipal

Income Fund

May 31, 2006

1.802197.102

CFL-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount (000s)	Value (000s)
California - 98.4%
ABC Unified School District:
Series C, 0% 8/1/31 (FGIC Insured)	$ 2,720	$ 778
0% 8/1/32 (FGIC Insured)	3,760	1,020
Alameda Corridor Trans. Auth. Rev. Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	7,945
Alameda County Ctfs. of Prtn. 0% 6/15/17 (MBIA Insured)	2,310	1,397
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impts. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,171
Series 1997 C, 0% 9/1/30 (FSA Insured)	7,350	2,210
Series C, 0% 9/1/22 (FSA Insured)	5,150	2,376
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,323
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,929
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,171
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,341
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,457
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	1,085	1,188
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15 (MBIA Insured)	1,725	1,874
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,836
0% 8/1/12 (AMBAC Insured)	2,800	2,189
0% 8/1/17 (AMBAC Insured)	1,000	605
0% 8/1/18 (AMBAC Insured)	2,000	1,147
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. (Wtr. Sys. Proj.) Series J1, 7% 12/1/12	730	857
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 6% 5/1/13	2,320	2,589
Series A:
5% 5/1/17	1,000	1,039
5.25% 5/1/12 (MBIA Insured)	6,000	6,443
5.5% 5/1/08	5,815	6,004
5.5% 5/1/14 (AMBAC Insured)	7,935	8,657
5.5% 5/1/15 (AMBAC Insured)	9,000	9,799
6% 5/1/14	7,500	8,358
6% 5/1/14 (MBIA Insured)	2,000	2,234
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Econ. Recovery:
Series 2004 A:
5% 7/1/11 (MBIA Insured)	$ 3,690	$ 3,908
5.25% 7/1/12	11,585	12,462
Series A:
5% 7/1/15	12,250	13,001
5% 7/1/15 (MBIA Insured)	9,300	9,903
5.25% 1/1/11	7,250	7,700
5.25% 7/1/13 (MBIA Insured)	6,110	6,623
5.25% 7/1/14	3,400	3,688
5.25% 7/1/14 (FGIC Insured)	11,875	12,924
California Edl. Facilities Auth. Rev.:
(California Student Ln. Prog.) Series A, 6% 3/1/16 (MBIA Insured) (d)	365	376
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	2,000	2,051
(Loyola Marymount Univ. Proj.) 0% 10/1/16 (MBIA Insured)	2,280	1,450
(Pomona College Proj.) Series A, 0% 7/1/38	3,155	639
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,099
5.25% 9/1/26	7,910	8,520
(Scripps College Proj.):
Series 2001, 5.25% 8/1/26	1,000	1,035
5.125% 2/1/30	6,000	6,120
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	20,582
Series O, 5.125% 1/1/31	5,000	5,143
(Univ. of Southern California Proj.) Series A, 5.7% 10/1/15	635	663
California Franchise Tax Board Ctfs. of Prtn. 5.5% 10/1/06	1,825	1,833
California Gen. Oblig.:
Series 1991, 6.6% 2/1/10 (FGIC Insured)	3,900	4,280
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,265
Series 2000, 5.5% 5/1/13 (MBIA Insured)	1,900	2,045
Series 2005:
5.5% 6/1/28	275	288
5.5% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (e)	3,685	3,939
4.75% 9/1/10	1,300	1,350
5% 2/1/09	2,760	2,849
5% 2/1/09	1,335	1,378
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 2/1/10	$ 3,000	$ 3,126
5% 2/1/11	3,000	3,152
5% 12/1/11 (MBIA Insured)	4,000	4,246
5% 11/1/12	4,095	4,315
5% 3/1/13	1,095	1,160
5% 3/1/15	3,000	3,185
5% 12/1/18	1,850	1,906
5% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (e)	5,000	5,271
5.25% 10/1/09	2,150	2,252
5.25% 2/1/10 (FSA Insured)	235	248
5.25% 2/1/11	5,780	6,134
5.25% 3/1/11	1,405	1,493
5.25% 3/1/12	3,000	3,208
5.25% 10/1/14	300	303
5.25% 2/1/15	2,315	2,479
5.25% 2/1/15 (MBIA Insured)	5,020	5,391
5.25% 2/1/16	7,500	8,015
5.25% 2/1/16 (MBIA Insured)	4,050	4,336
5.25% 10/1/17	260	263
5.25% 2/1/20	6,805	7,178
5.25% 2/1/22	2,000	2,102
5.25% 11/1/26	1,000	1,047
5.25% 2/1/28	5,025	5,231
5.25% 11/1/29	5,000	5,205
5.25% 4/1/30	1,945	2,013
5.25% 2/1/33	8,150	8,427
5.25% 12/1/33	10,500	10,916
5.25% 4/1/34	13,000	13,497
5.375% 4/1/15 (MBIA Insured)	1,500	1,610
5.375% 10/1/28	250	261
5.375% 10/1/28 (Pre-Refunded to 10/1/10 @ 100) (e)	3,500	3,742
5.375% 10/1/28 (Pre-Refunded to 10/1/10 @ 100) (e)	500	536
5.5% 6/1/10	1,625	1,729
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,000	3,224
5.5% 4/1/28	5,350	5,747
5.5% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (e)	1,040	1,112
5.5% 4/1/30	10,245	10,976
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (e)	1,255	1,387
5.5% 11/1/33	31,840	34,029
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.625% 5/1/20	$ 850	$ 905
5.625% 5/1/20 (Pre-Refunded to 5/1/10 @ 101) (e)	1,370	1,478
5.625% 5/1/26	925	982
5.625% 5/1/26 (Pre-Refunded to 5/1/10 @ 101) (e)	1,960	2,114
5.625% 5/1/26 (Pre-Refunded to 5/1/10 @ 101) (e)	1,130	1,221
5.75% 10/1/10	7,325	7,901
5.75% 12/1/10	2,500	2,702
5.75% 5/1/30	710	759
5.75% 5/1/30 (Pre-Refunded to 5/1/10 @ 101) (e)	1,505	1,630
5.75% 5/1/30 (Pre-Refunded to 5/1/10 @ 101) (e)	865	939
6% 4/1/18	2,545	2,935
6.5% 2/1/08	5,750	6,016
6.6% 2/1/09	14,355	15,394
6.6% 2/1/11 (MBIA Insured)	2,150	2,408
6.75% 8/1/10	5,675	6,310
6.75% 8/1/12	1,100	1,267
7% 8/1/09	5,105	5,592
8% 11/1/07 (FGIC Insured)	2,000	2,076
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2005 A, 5% 7/1/06 (Escrowed to Maturity) (e)	140	140
Series G, 5% 7/1/09	1,600	1,653
Series I, 4.95%, tender 7/1/14 (c)	5,000	5,141
(Cedars-Sinai Med. Ctr. Proj.):
Series A:
6.125% 12/1/30 (Pre-Refunded to 12/1/09 @ 101) (e)	8,340	9,081
6.25% 12/1/34 (Pre-Refunded to 12/1/09 @ 101) (e)	10,050	10,984
5% 11/15/11	1,750	1,826
5% 11/15/14	1,485	1,554
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,348
California Hsg. Fin. Agcy. Home Mtg. Rev.:
(Home Mtg. Prog.) Series 1983 B, 0% 8/1/15	130	59
Series 1983 A, 0% 2/1/15 (MBIA Insured)	8,187	4,118
Series J, 4.85% 8/1/27 (MBIA Insured) (d)	1,460	1,463
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.:
(Bay Area Toll Bridges Seismic Retrofit Prog.) Series A, 5.25% 7/1/16 (Pre-Refunded to 7/1/13 @ 100) (e)	$ 4,900	$ 5,340
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,111
5.25% 2/1/32 (AMBAC Insured)	6,295	6,603
5% 10/1/33	7,235	7,418
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,000	4,527
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A1, 4.7%, tender 4/1/12 (c)(d)	3,000	3,021
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,500	2,646
5% 6/1/14	2,000	2,120
5.25% 6/1/24	3,400	3,559
5.25% 6/1/25	2,500	2,613
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,634
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	1,425	1,455
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,310
(Coalinga State Hosp. Proj.):
Series 2004 A, 5.5% 6/1/17	9,980	10,754
Series A:
5.25% 6/1/12	2,485	2,650
5.5% 6/1/15	1,000	1,084
(Dept. of Corrections Proj.) Series E, 5.5% 6/1/15 (FSA Insured)	2,000	2,149
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,374
(Dept. of Corrections, Monterey County State Prison Proj.):
Series C:
5.5% 6/1/15	6,100	6,625
5.5% 6/1/17 (MBIA Insured)	4,775	5,222
Series D:
5.375% 11/1/12	1,250	1,282
5.375% 11/1/13	5,055	5,186
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
Series D:
5.375% 11/1/14	$ 5,000	$ 5,129
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	4,050	4,381
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	2,000	2,184
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	1,290	1,353
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,646
(Various California State Univ. Projs.):
Series A, 6.1% 10/1/06	1,210	1,220
Series B:
5.5% 6/1/19	1,650	1,651
6.4% 12/1/09	3,700	4,020
Series C, 5.125% 9/1/22 (AMBAC Insured)	10,000	10,355
Series 2005 A, 5.25% 6/1/30	4,000	4,142
Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	3,500	3,793
Series 2005 K, 5% 11/1/17	5,625	5,887
California State Univ. Rev. & Colleges (Systemwide Proj.) Series A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,389
5.5% 11/1/16 (AMBAC Insured)	1,500	1,632
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	3,000	2,994
California Statewide Cmntys. Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Peninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	1,800	1,909
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	3,000	2,932
(Kaiser Permanente Health Sys. Proj.):
Series 2004 G, 2.3%, tender 5/1/07 (c)	6,350	6,271
Series 2004 H, 2.625%, tender 5/1/08 (c)	1,000	979
Series I, 3.45%, tender 5/1/11 (c)	2,750	2,653
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	10,290
(Sutter Health Systems Proj.) Series B, 5.625% 8/15/42	5,000	5,279
California Statewide Cmntys. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.):
6% 7/1/09	985	1,016
6% 7/1/09 (Escrowed to Maturity) (e)	1,450	1,497
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev. Ctfs. of Prtn.: - continued
(Saint Joseph Health Sys. Proj.):
5.25% 7/1/08	$ 2,710	$ 2,794
5.5% 7/1/07	1,425	1,453
Carlsbad Unified School District 0% 11/1/15 (FGIC Insured)	1,700	1,131
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,730
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	355	356
Commerce Refuse To Energy Auth. Rev.:
5.5% 7/1/11 (MBIA Insured)	2,170	2,338
5.5% 7/1/14 (MBIA Insured)	1,545	1,697
5.5% 7/1/15 (MBIA Insured)	2,685	2,957
Compton Unified School District Series 2002 B, 5.5% 6/1/25 (Pre-Refunded to 6/1/14 @ 100) (e)	2,800	3,109
Contra Costa County Ctfs. of Prtn. (Merrithew Memorial Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (e)	3,000	2,107
Corona-Norco Unified School District Series D, 0% 9/1/27 (FSA Insured)	3,000	1,062
CSCUI Fing. Auth. Rev. (Rental Hsg. and Town Ctr. Proj.) Series 2004 A, 2.5%, tender 8/1/07, LOC Citibank NA, New York (c)	5,500	5,421
Ctr. Unified School District:
Series 1997 C, 0% 9/1/20 (MBIA Insured)	2,000	1,024
Series C, 0% 9/1/18 (MBIA Insured)	2,000	1,142
Duarte Ctfs. of Prtn. Series A:
4.625% 4/1/07	890	892
5% 4/1/11	2,780	2,841
5% 4/1/12	4,210	4,289
5% 4/1/13	1,830	1,856
5.25% 4/1/09	1,600	1,637
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A, 5% 6/1/35 (MBIA Insured)	10,000	10,314
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,420	2,550
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,000	4,999
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	682
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A: - continued
0% 10/1/25 (AMBAC Insured)	$ 1,665	$ 647
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	852
0% 8/1/21 (MBIA Insured)	1,000	484
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (e)	3,500	2,228
Fairfield-Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09 (MBIA Insured)	2,080	1,864
Fairfield-Suisun Unified School District 5.5% 8/1/28 (MBIA Insured)	3,000	3,267
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	670
Foothill-De Anza Cmnty. College District:
0% 8/1/15 (MBIA Insured)	2,430	1,642
0% 8/1/19 (MBIA Insured)	5,365	2,927
0% 8/1/20 (MBIA Insured)	6,425	3,324
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (e)	18,535	12,945
0% 1/1/18 (Escrowed to Maturity) (e)	1,000	601
5% 1/1/35 (MBIA Insured)	24,070	24,304
0% 1/15/27 (a)	4,000	3,485
0% 1/15/27 (MBIA Insured) (a)	4,500	4,110
0% 1/15/29 (a)	4,000	3,485
5% 1/15/16 (MBIA Insured)	5,860	6,130
5.75% 1/15/40	8,155	8,425
Fremont Unified School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	888
Fullerton Univ. Foundation Auxiliary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,356
5.75% 7/1/30 (MBIA Insured)	1,000	1,084
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21	18,755	18,859
6.625% 6/1/40	2,900	3,217
6.75% 6/1/39	17,475	19,511
Series 2003 B:
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	5,000	5,321
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp.: - continued
Series 2003 B:
5.75% 6/1/22 (Pre-Refunded to 6/1/08 @ 100) (e)	$ 4,400	$ 4,572
5.75% 6/1/23 (Pre-Refunded to 6/1/08 @ 100) (e)	490	509
Series A:
5% 6/1/38 (FGIC Insured)	11,335	11,565
5% 6/1/45	16,425	16,582
Series B:
5% 6/1/09 (Escrowed to Maturity) (e)	3,000	3,109
5% 6/1/11 (Escrowed to Maturity) (e)	3,610	3,810
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	6,300	6,895
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (MBIA Insured)	2,750	1,567
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	555	648
Long Beach Hbr. Rev. Series A:
5% 5/15/14 (FGIC Insured) (d)	2,000	2,113
5% 5/15/15 (FGIC Insured) (d)	1,000	1,047
6% 5/15/09 (FGIC Insured) (d)	3,450	3,648
6% 5/15/10 (FGIC Insured) (d)	1,000	1,073
6% 5/15/12 (FGIC Insured) (d)	3,500	3,859
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Services Proj.):
5% 9/1/11 (AMBAC Insured)	1,725	1,826
5% 9/1/21 (AMBAC Insured)	2,805	2,927
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.):
0% 9/1/11 (Escrowed to Maturity) (e)	6,400	5,209
0% 9/1/13 (Escrowed to Maturity) (e)	3,380	2,507
(Disney Parking Proj.):
0% 3/1/10	2,000	1,719
0% 3/1/11	1,950	1,604
0% 3/1/12	2,180	1,704
0% 3/1/13	6,490	4,824
0% 9/1/14 (AMBAC Insured)	3,860	2,712
0% 3/1/18	3,000	1,678
0% 3/1/19	3,200	1,693
0% 3/1/20	1,000	500
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. (Proposition C Proj.) Second Tier Sr. Series A, 5.25% 7/1/25 (FGIC Insured)	3,500	3,687
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	$ 1,045	$ 1,136
5.375% 9/1/17 (FSA Insured)	1,095	1,189
5.375% 9/1/18 (FSA Insured)	1,155	1,246
5.375% 9/1/19 (FSA Insured)	1,210	1,303
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,908
Los Angeles Dept. Arpts. Rev.:
(Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (d)	290	292
Series A, 5.25% 5/15/19 (FGIC Insured)	3,000	3,164
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,122
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,396
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	15,000	15,217
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	3,064
5.5% 10/15/11 (Escrowed to Maturity) (e)	3,670	3,849
Los Angeles Hbr. Dept. Rev.:
Series 2005 B, 5% 8/1/14 (FGIC Insured) (b)(d)	6,265	6,620
Series B, 5.5% 8/1/08 (d)	1,505	1,524
7.6% 10/1/18 (Escrowed to Maturity) (e)	13,625	16,442
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,171
Series A:
5.25% 7/1/19 (MBIA Insured)	3,160	3,369
5.375% 7/1/17 (MBIA Insured)	3,765	4,079
Series E, 5.125% 1/1/27 (MBIA Insured)	1,250	1,305
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	2,285	2,672
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	975	863
Merced Union High School District Series A, 0% 8/1/22 (FGIC Insured)	1,100	510
Metropolitan Wtr. District Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	15,000	15,474
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (FGIC Insured)	2,000	969
0% 8/1/25 (FGIC Insured)	2,800	1,097
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	$ 2,500	$ 2,663
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,712
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	5,000	5,004
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10 (Escrowed to Maturity) (e)	2,270	1,906
Mojave Wtr. Agcy. Impt. District M Gen. Oblig. (Morongo Basin Pipeline Proj.):
5% 9/1/11 (AMBAC Insured) (b)	1,840	1,947
5% 9/1/12 (AMBAC Insured) (b)	1,925	2,048
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	688
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	598
Monterey County Ctfs. of Prtn. Series 2001, 5.25% 8/1/16 (MBIA Insured)	2,445	2,606
Moreland School District Series 2003 B, 0% 8/1/27 (FGIC Insured)	1,485	528
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	1,115
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,457
12% 8/1/17 (FSA Insured)	1,000	1,684
North City West School Facilities Fing. Auth. Spl. Tax:
Subseries B:
5.25% 9/1/23 (AMBAC Insured)	1,530	1,670
5.25% 9/1/25 (AMBAC Insured)	1,835	2,006
Subseries C:
5% 9/1/16 (AMBAC Insured) (b)	1,000	1,068
5% 9/1/17 (AMBAC Insured) (b)	2,735	2,919
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
(Geothermal #3 Proj.) Series A, 5.6% 7/1/06	2,415	2,417
(Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	5,097
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	6,100	7,063
Novato Unified School District 5.25% 8/1/17 (FGIC Insured)	1,000	1,071
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (e)	$ 1,000	$ 1,061
5.5% 9/1/17 (FGIC Insured)	3,000	3,238
Oakland Unified School District Alameda County 5% 8/1/16 (MBIA Insured)	4,740	5,051
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.) 0% 8/1/10 (MBIA Insured)	3,255	2,779
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	7,647
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	3,832
5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,346
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,088
Oxnard Fin. Auth. Solid Waste Rev.:
5% 5/1/09 (AMBAC Insured) (d)	1,785	1,835
5% 5/1/10 (AMBAC Insured) (d)	1,820	1,880
5% 5/1/12 (AMBAC Insured) (d)	2,065	2,157
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	6,825
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	1,028
0% 8/1/21 (FGIC Insured)	1,000	488
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	2,425	2,425
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (e)	4,035	4,250
Port of Oakland Gen. Oblig.:
Series L, 5.5% 11/1/20 (FGIC Insured) (d)	3,405	3,585
5% 11/1/15 (MBIA Insured) (d)	5,850	6,077
5% 11/1/17 (MBIA Insured) (d)	3,355	3,468
5% 11/1/18 (MBIA Insured) (d)	2,740	2,823
Port of Oakland Port Rev. Series G, 5.375% 11/1/08 (MBIA Insured) (d)	1,805	1,866
Rancho Santiago Cmnty. College District 5.25% 9/1/21 (FSA Insured)	2,705	2,993
Redwood City Elementary School District 0% 8/1/20 (FGIC Insured)	4,825	2,479
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	75	75
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	$ 15,500	$ 17,163
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,159
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2005 A:
4.8% 10/1/07	200	202
4.8% 10/1/07 (Pre-Refunded to 10/1/06 @ 102) (e)	570	584
5% 10/1/08	210	215
5% 10/1/08 (Pre-Refunded to 10/1/06 @ 102) (e)	595	610
5% 10/1/09	215	220
5% 10/1/09 (Pre-Refunded to 10/1/06 @ 102) (e)	600	615
5.1% 10/1/10	230	235
5.1% 10/1/10 (Pre-Refunded to 10/1/06 @ 102) (e)	660	676
5.25% 10/1/12	255	261
5.5% 10/1/22	830	850
Series A:
4.8% 10/1/07 (Pre-Refunded to 10/1/06 @ 102) (e)	310	317
5% 10/1/08 (Pre-Refunded to 10/1/06 @ 102) (e)	330	338
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,924
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,141
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,250
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	571
0% 8/1/25 (FGIC Insured)	2,725	1,078
0% 8/1/26 (FGIC Insured)	1,365	512
0% 8/1/27 (FGIC Insured)	2,500	889
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	690
0% 8/1/27 (FGIC Insured)	1,940	690
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,197
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	7,735	5,146
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,599
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,136
Series R, 5% 8/15/33 (MBIA Insured)	5,600	5,742
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento Pwr. Auth. Cogeneration Proj. Rev. 6.5% 7/1/06	$ 4,500	$ 4,506
Salinas Union High School District Series A, 5.25% 10/1/17 (FGIC Insured)	1,410	1,526
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,500	10,772
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,898
San Diego County Ctfs. of Prtn.:
(Burnham Institute Proj.) 6.25% 9/1/29 (Pre-Refunded to 9/1/09 @ 101) (e)	6,800	7,393
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,547
5% 11/15/16 (AMBAC Insured)	2,000	2,127
5% 11/15/17 (AMBAC Insured)	2,000	2,117
5% 11/15/18 (AMBAC Insured)	2,000	2,108
5.25% 10/1/11	1,705	1,801
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. 5% 7/1/12 (AMBAC Insured) (d)	2,200	2,307
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,693
Series D, 5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (e)	4,325	4,667
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	1,620	1,681
San Francisco Bay Area Trans. Fing. Auth. (Bridge Toll Proj.) 5.75% 2/1/07	1,500	1,514
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,122
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,622
Second Series 15A, 5.5% 5/1/09 (FSA Insured) (d)	1,355	1,414
Second Series 16A, 5.5% 5/1/08 (FSA Insured) (d)	2,945	3,030
Second Series 18A:
5.25% 5/1/11 (MBIA Insured) (d)	3,280	3,390
5.25% 5/1/14 (MBIA Insured) (d)	2,750	2,842
Second Series 23A, 5.5% 5/1/08 (FGIC Insured) (d)	2,755	2,839
Second Series 27A, 5.5% 5/1/08 (MBIA Insured) (d)	4,045	4,162
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	$ 1,475	$ 1,259
Series A:
0% 8/1/09 (FGIC Insured)	1,085	963
0% 8/1/10 (FGIC Insured)	1,085	926
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A, 0% 1/15/26 (MBIA Insured)	11,000	4,241
Series A:
0% 1/15/10 (MBIA Insured)	2,240	1,953
0% 1/15/12 (MBIA Insured)	7,000	5,593
0% 1/15/15 (MBIA Insured)	5,000	3,443
0% 1/15/20 (MBIA Insured)	3,765	1,985
0% 1/15/31 (MBIA Insured)	5,000	1,469
0% 1/15/34 (MBIA Insured)	10,000	2,510
5.25% 1/15/30 (MBIA Insured)	12,145	12,480
5.5% 1/15/28	1,060	1,043
0% 1/1/12 (Escrowed to Maturity) (e)	10,000	7,968
San Jose Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,062
Series B, 5% 3/1/09 (FSA Insured) (d)	5,395	5,545
San Jose Unified School District, Santa Clara County Series A, 5.375% 8/1/20 (FSA Insured)	1,895	2,022
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (MBIA Insured)	1,000	1,050
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,352
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (FGIC Insured)	3,000	1,713
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	876
0% 9/1/25 (FGIC Insured)	1,490	587
0% 9/1/26 (FGIC Insured)	1,500	561
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,357
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured)	4,650	4,958
5.75% 8/1/30 (FGIC Insured)	7,490	7,975
Santa Clara County Trans. District Sales Tax Rev. Series A, 5.25% 6/1/21	8,500	8,803
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	$ 1,865	$ 2,211
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	1,000	375
0% 5/1/28 (MBIA Insured)	3,340	1,137
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,539
6.75% 7/1/11	6,500	7,278
Stanislaus County Ctfs. of Prtn. (Cap. Impt. Prog.) Series A, 5.25% 5/1/14 (MBIA Insured)	1,000	1,027
Sulphur Springs Union School District Series A, 0% 9/1/12 (MBIA Insured)	2,750	2,143
Sulphur Springs Union School District Ctfs. of Prtn. (2002 School Facility Bridge Fdg. Prog.) 3.1%, tender 9/1/09 (FSA Insured) (c)	3,000	2,944
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	3,465	2,787
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series 2001 A, 5.25% 6/1/31 (Pre-Refunded to 6/1/11 @ 100) (e)	2,050	2,196
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,152
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,427
6% 6/1/22	1,100	1,206
Ukiah Unified School District 0% 8/1/14 (FGIC Insured)	3,040	2,161
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	568
0% 9/1/21 (FGIC Insured)	2,995	1,445
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	2,120	2,286
5.5% 5/15/24 (AMBAC Insured)	1,000	1,073
Series B, 5.5% 5/15/18 (AMBAC Insured)	7,035	7,722
4.55% 12/1/09 (f)	21,639	21,840
Series 2005 F, 4.75% 5/15/35 (FSA Insured)	3,000	2,977
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,117
Series B:
5% 5/15/16 (FSA Insured)	2,100	2,223
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.: - continued
Series B:
5% 5/15/17 (FSA Insured)	$ 4,000	$ 4,217
5.25% 5/15/16 (AMBAC Insured)	5,000	5,382
Series C, 4.75% 5/15/37 (MBIA Insured)	3,980	3,948
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	1,360	1,362
5.25% 1/1/13	8,500	8,510
Val Verde Unified School District Ctfs. of Prtn.:
Series B, 5% 1/1/35 (FGIC Insured)	3,085	3,148
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,095
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	1,380	1,511
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,693
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	141
5.375% 8/1/16 (FSA Insured)	100	108
Walnut Valley Unified School District Series D:
0% 8/1/30 (FGIC Insured)	2,875	868
0% 8/1/31 (FGIC Insured)	2,715	776
0% 8/1/32 (FGIC Insured)	1,315	357
5.25% 8/1/16 (FGIC Insured)	1,000	1,085
Yuba City Unified School District Series A, 0% 9/1/21 (FGIC Insured)	2,090	1,008
		1,525,897
Guam - 0.2%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.:
5% 7/1/09	1,100	1,111
5.875% 7/1/35	1,875	1,962
		3,073
Puerto Rico - 0.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (MBIA Insured)	2,810	3,069
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (e)	750	798
		3,867
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	$ 550	$ 569
5.25% 10/1/15	1,255	1,319
		1,888
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $1,493,253)	1,534,725
NET OTHER ASSETS - 1.0%	15,659
NET ASSETS - 100%	$ 1,550,384
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,840,000 or 1.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 21,639
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,492,035,000. Net unrealized appreciation aggregated $42,690,000, of which $50,913,000 related to appreciated investment securities and $8,223,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor California
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2006

1.819030.101

ASCM-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount (000s)	Value (000s)
California - 98.4%
ABC Unified School District:
Series C, 0% 8/1/31 (FGIC Insured)	$ 2,720	$ 778
0% 8/1/32 (FGIC Insured)	3,760	1,020
Alameda Corridor Trans. Auth. Rev. Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	7,945
Alameda County Ctfs. of Prtn. 0% 6/15/17 (MBIA Insured)	2,310	1,397
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impts. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,171
Series 1997 C, 0% 9/1/30 (FSA Insured)	7,350	2,210
Series C, 0% 9/1/22 (FSA Insured)	5,150	2,376
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,323
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (d)	1,840	1,929
5.25% 7/1/14 (AMBAC Insured) (d)	2,035	2,171
5.25% 7/1/16 (AMBAC Insured) (d)	1,255	1,341
5.25% 7/1/17 (AMBAC Insured) (d)	1,370	1,457
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	1,085	1,188
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15 (MBIA Insured)	1,725	1,874
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,836
0% 8/1/12 (AMBAC Insured)	2,800	2,189
0% 8/1/17 (AMBAC Insured)	1,000	605
0% 8/1/18 (AMBAC Insured)	2,000	1,147
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. (Wtr. Sys. Proj.) Series J1, 7% 12/1/12	730	857
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 6% 5/1/13	2,320	2,589
Series A:
5% 5/1/17	1,000	1,039
5.25% 5/1/12 (MBIA Insured)	6,000	6,443
5.5% 5/1/08	5,815	6,004
5.5% 5/1/14 (AMBAC Insured)	7,935	8,657
5.5% 5/1/15 (AMBAC Insured)	9,000	9,799
6% 5/1/14	7,500	8,358
6% 5/1/14 (MBIA Insured)	2,000	2,234
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Econ. Recovery:
Series 2004 A:
5% 7/1/11 (MBIA Insured)	$ 3,690	$ 3,908
5.25% 7/1/12	11,585	12,462
Series A:
5% 7/1/15	12,250	13,001
5% 7/1/15 (MBIA Insured)	9,300	9,903
5.25% 1/1/11	7,250	7,700
5.25% 7/1/13 (MBIA Insured)	6,110	6,623
5.25% 7/1/14	3,400	3,688
5.25% 7/1/14 (FGIC Insured)	11,875	12,924
California Edl. Facilities Auth. Rev.:
(California Student Ln. Prog.) Series A, 6% 3/1/16 (MBIA Insured) (d)	365	376
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	2,000	2,051
(Loyola Marymount Univ. Proj.) 0% 10/1/16 (MBIA Insured)	2,280	1,450
(Pomona College Proj.) Series A, 0% 7/1/38	3,155	639
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,099
5.25% 9/1/26	7,910	8,520
(Scripps College Proj.):
Series 2001, 5.25% 8/1/26	1,000	1,035
5.125% 2/1/30	6,000	6,120
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	20,582
Series O, 5.125% 1/1/31	5,000	5,143
(Univ. of Southern California Proj.) Series A, 5.7% 10/1/15	635	663
California Franchise Tax Board Ctfs. of Prtn. 5.5% 10/1/06	1,825	1,833
California Gen. Oblig.:
Series 1991, 6.6% 2/1/10 (FGIC Insured)	3,900	4,280
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,265
Series 2000, 5.5% 5/1/13 (MBIA Insured)	1,900	2,045
Series 2005:
5.5% 6/1/28	275	288
5.5% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (e)	3,685	3,939
4.75% 9/1/10	1,300	1,350
5% 2/1/09	2,760	2,849
5% 2/1/09	1,335	1,378
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 2/1/10	$ 3,000	$ 3,126
5% 2/1/11	3,000	3,152
5% 12/1/11 (MBIA Insured)	4,000	4,246
5% 11/1/12	4,095	4,315
5% 3/1/13	1,095	1,160
5% 3/1/15	3,000	3,185
5% 12/1/18	1,850	1,906
5% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (e)	5,000	5,271
5.25% 10/1/09	2,150	2,252
5.25% 2/1/10 (FSA Insured)	235	248
5.25% 2/1/11	5,780	6,134
5.25% 3/1/11	1,405	1,493
5.25% 3/1/12	3,000	3,208
5.25% 10/1/14	300	303
5.25% 2/1/15	2,315	2,479
5.25% 2/1/15 (MBIA Insured)	5,020	5,391
5.25% 2/1/16	7,500	8,015
5.25% 2/1/16 (MBIA Insured)	4,050	4,336
5.25% 10/1/17	260	263
5.25% 2/1/20	6,805	7,178
5.25% 2/1/22	2,000	2,102
5.25% 11/1/26	1,000	1,047
5.25% 2/1/28	5,025	5,231
5.25% 11/1/29	5,000	5,205
5.25% 4/1/30	1,945	2,013
5.25% 2/1/33	8,150	8,427
5.25% 12/1/33	10,500	10,916
5.25% 4/1/34	13,000	13,497
5.375% 4/1/15 (MBIA Insured)	1,500	1,610
5.375% 10/1/28	250	261
5.375% 10/1/28 (Pre-Refunded to 10/1/10 @ 100) (e)	3,500	3,742
5.375% 10/1/28 (Pre-Refunded to 10/1/10 @ 100) (e)	500	536
5.5% 6/1/10	1,625	1,729
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,000	3,224
5.5% 4/1/28	5,350	5,747
5.5% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (e)	1,040	1,112
5.5% 4/1/30	10,245	10,976
5.5% 4/1/30 (Pre-Refunded to 4/1/14 @ 100) (e)	1,255	1,387
5.5% 11/1/33	31,840	34,029
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.625% 5/1/20	$ 850	$ 905
5.625% 5/1/20 (Pre-Refunded to 5/1/10 @ 101) (e)	1,370	1,478
5.625% 5/1/26	925	982
5.625% 5/1/26 (Pre-Refunded to 5/1/10 @ 101) (e)	1,960	2,114
5.625% 5/1/26 (Pre-Refunded to 5/1/10 @ 101) (e)	1,130	1,221
5.75% 10/1/10	7,325	7,901
5.75% 12/1/10	2,500	2,702
5.75% 5/1/30	710	759
5.75% 5/1/30 (Pre-Refunded to 5/1/10 @ 101) (e)	1,505	1,630
5.75% 5/1/30 (Pre-Refunded to 5/1/10 @ 101) (e)	865	939
6% 4/1/18	2,545	2,935
6.5% 2/1/08	5,750	6,016
6.6% 2/1/09	14,355	15,394
6.6% 2/1/11 (MBIA Insured)	2,150	2,408
6.75% 8/1/10	5,675	6,310
6.75% 8/1/12	1,100	1,267
7% 8/1/09	5,105	5,592
8% 11/1/07 (FGIC Insured)	2,000	2,076
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2005 A, 5% 7/1/06 (Escrowed to Maturity) (e)	140	140
Series G, 5% 7/1/09	1,600	1,653
Series I, 4.95%, tender 7/1/14 (c)	5,000	5,141
(Cedars-Sinai Med. Ctr. Proj.):
Series A:
6.125% 12/1/30 (Pre-Refunded to 12/1/09 @ 101) (e)	8,340	9,081
6.25% 12/1/34 (Pre-Refunded to 12/1/09 @ 101) (e)	10,050	10,984
5% 11/15/11	1,750	1,826
5% 11/15/14	1,485	1,554
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,348
California Hsg. Fin. Agcy. Home Mtg. Rev.:
(Home Mtg. Prog.) Series 1983 B, 0% 8/1/15	130	59
Series 1983 A, 0% 2/1/15 (MBIA Insured)	8,187	4,118
Series J, 4.85% 8/1/27 (MBIA Insured) (d)	1,460	1,463
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.:
(Bay Area Toll Bridges Seismic Retrofit Prog.) Series A, 5.25% 7/1/16 (Pre-Refunded to 7/1/13 @ 100) (e)	$ 4,900	$ 5,340
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,111
5.25% 2/1/32 (AMBAC Insured)	6,295	6,603
5% 10/1/33	7,235	7,418
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,000	4,527
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A1, 4.7%, tender 4/1/12 (c)(d)	3,000	3,021
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,500	2,646
5% 6/1/14	2,000	2,120
5.25% 6/1/24	3,400	3,559
5.25% 6/1/25	2,500	2,613
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,634
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	1,425	1,455
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,310
(Coalinga State Hosp. Proj.):
Series 2004 A, 5.5% 6/1/17	9,980	10,754
Series A:
5.25% 6/1/12	2,485	2,650
5.5% 6/1/15	1,000	1,084
(Dept. of Corrections Proj.) Series E, 5.5% 6/1/15 (FSA Insured)	2,000	2,149
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,374
(Dept. of Corrections, Monterey County State Prison Proj.):
Series C:
5.5% 6/1/15	6,100	6,625
5.5% 6/1/17 (MBIA Insured)	4,775	5,222
Series D:
5.375% 11/1/12	1,250	1,282
5.375% 11/1/13	5,055	5,186
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
Series D:
5.375% 11/1/14	$ 5,000	$ 5,129
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	4,050	4,381
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	2,000	2,184
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	1,290	1,353
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,646
(Various California State Univ. Projs.):
Series A, 6.1% 10/1/06	1,210	1,220
Series B:
5.5% 6/1/19	1,650	1,651
6.4% 12/1/09	3,700	4,020
Series C, 5.125% 9/1/22 (AMBAC Insured)	10,000	10,355
Series 2005 A, 5.25% 6/1/30	4,000	4,142
Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	3,500	3,793
Series 2005 K, 5% 11/1/17	5,625	5,887
California State Univ. Rev. & Colleges (Systemwide Proj.) Series A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,389
5.5% 11/1/16 (AMBAC Insured)	1,500	1,632
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	3,000	2,994
California Statewide Cmntys. Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Peninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	1,800	1,909
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	3,000	2,932
(Kaiser Permanente Health Sys. Proj.):
Series 2004 G, 2.3%, tender 5/1/07 (c)	6,350	6,271
Series 2004 H, 2.625%, tender 5/1/08 (c)	1,000	979
Series I, 3.45%, tender 5/1/11 (c)	2,750	2,653
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	10,290
(Sutter Health Systems Proj.) Series B, 5.625% 8/15/42	5,000	5,279
California Statewide Cmntys. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.):
6% 7/1/09	985	1,016
6% 7/1/09 (Escrowed to Maturity) (e)	1,450	1,497
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev. Ctfs. of Prtn.: - continued
(Saint Joseph Health Sys. Proj.):
5.25% 7/1/08	$ 2,710	$ 2,794
5.5% 7/1/07	1,425	1,453
Carlsbad Unified School District 0% 11/1/15 (FGIC Insured)	1,700	1,131
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,730
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	355	356
Commerce Refuse To Energy Auth. Rev.:
5.5% 7/1/11 (MBIA Insured)	2,170	2,338
5.5% 7/1/14 (MBIA Insured)	1,545	1,697
5.5% 7/1/15 (MBIA Insured)	2,685	2,957
Compton Unified School District Series 2002 B, 5.5% 6/1/25 (Pre-Refunded to 6/1/14 @ 100) (e)	2,800	3,109
Contra Costa County Ctfs. of Prtn. (Merrithew Memorial Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (e)	3,000	2,107
Corona-Norco Unified School District Series D, 0% 9/1/27 (FSA Insured)	3,000	1,062
CSCUI Fing. Auth. Rev. (Rental Hsg. and Town Ctr. Proj.) Series 2004 A, 2.5%, tender 8/1/07, LOC Citibank NA, New York (c)	5,500	5,421
Ctr. Unified School District:
Series 1997 C, 0% 9/1/20 (MBIA Insured)	2,000	1,024
Series C, 0% 9/1/18 (MBIA Insured)	2,000	1,142
Duarte Ctfs. of Prtn. Series A:
4.625% 4/1/07	890	892
5% 4/1/11	2,780	2,841
5% 4/1/12	4,210	4,289
5% 4/1/13	1,830	1,856
5.25% 4/1/09	1,600	1,637
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A, 5% 6/1/35 (MBIA Insured)	10,000	10,314
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,420	2,550
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,000	4,999
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	682
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A: - continued
0% 10/1/25 (AMBAC Insured)	$ 1,665	$ 647
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	852
0% 8/1/21 (MBIA Insured)	1,000	484
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (e)	3,500	2,228
Fairfield-Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09 (MBIA Insured)	2,080	1,864
Fairfield-Suisun Unified School District 5.5% 8/1/28 (MBIA Insured)	3,000	3,267
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	670
Foothill-De Anza Cmnty. College District:
0% 8/1/15 (MBIA Insured)	2,430	1,642
0% 8/1/19 (MBIA Insured)	5,365	2,927
0% 8/1/20 (MBIA Insured)	6,425	3,324
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (e)	18,535	12,945
0% 1/1/18 (Escrowed to Maturity) (e)	1,000	601
5% 1/1/35 (MBIA Insured)	24,070	24,304
0% 1/15/27 (a)	4,000	3,485
0% 1/15/27 (MBIA Insured) (a)	4,500	4,110
0% 1/15/29 (a)	4,000	3,485
5% 1/15/16 (MBIA Insured)	5,860	6,130
5.75% 1/15/40	8,155	8,425
Fremont Unified School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	888
Fullerton Univ. Foundation Auxiliary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,356
5.75% 7/1/30 (MBIA Insured)	1,000	1,084
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21	18,755	18,859
6.625% 6/1/40	2,900	3,217
6.75% 6/1/39	17,475	19,511
Series 2003 B:
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	5,000	5,321
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp.: - continued
Series 2003 B:
5.75% 6/1/22 (Pre-Refunded to 6/1/08 @ 100) (e)	$ 4,400	$ 4,572
5.75% 6/1/23 (Pre-Refunded to 6/1/08 @ 100) (e)	490	509
Series A:
5% 6/1/38 (FGIC Insured)	11,335	11,565
5% 6/1/45	16,425	16,582
Series B:
5% 6/1/09 (Escrowed to Maturity) (e)	3,000	3,109
5% 6/1/11 (Escrowed to Maturity) (e)	3,610	3,810
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (e)	6,300	6,895
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (MBIA Insured)	2,750	1,567
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	555	648
Long Beach Hbr. Rev. Series A:
5% 5/15/14 (FGIC Insured) (d)	2,000	2,113
5% 5/15/15 (FGIC Insured) (d)	1,000	1,047
6% 5/15/09 (FGIC Insured) (d)	3,450	3,648
6% 5/15/10 (FGIC Insured) (d)	1,000	1,073
6% 5/15/12 (FGIC Insured) (d)	3,500	3,859
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Services Proj.):
5% 9/1/11 (AMBAC Insured)	1,725	1,826
5% 9/1/21 (AMBAC Insured)	2,805	2,927
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.):
0% 9/1/11 (Escrowed to Maturity) (e)	6,400	5,209
0% 9/1/13 (Escrowed to Maturity) (e)	3,380	2,507
(Disney Parking Proj.):
0% 3/1/10	2,000	1,719
0% 3/1/11	1,950	1,604
0% 3/1/12	2,180	1,704
0% 3/1/13	6,490	4,824
0% 9/1/14 (AMBAC Insured)	3,860	2,712
0% 3/1/18	3,000	1,678
0% 3/1/19	3,200	1,693
0% 3/1/20	1,000	500
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. (Proposition C Proj.) Second Tier Sr. Series A, 5.25% 7/1/25 (FGIC Insured)	3,500	3,687
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	$ 1,045	$ 1,136
5.375% 9/1/17 (FSA Insured)	1,095	1,189
5.375% 9/1/18 (FSA Insured)	1,155	1,246
5.375% 9/1/19 (FSA Insured)	1,210	1,303
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,908
Los Angeles Dept. Arpts. Rev.:
(Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (d)	290	292
Series A, 5.25% 5/15/19 (FGIC Insured)	3,000	3,164
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,122
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,396
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	15,000	15,217
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	3,064
5.5% 10/15/11 (Escrowed to Maturity) (e)	3,670	3,849
Los Angeles Hbr. Dept. Rev.:
Series 2005 B, 5% 8/1/14 (FGIC Insured) (b)(d)	6,265	6,620
Series B, 5.5% 8/1/08 (d)	1,505	1,524
7.6% 10/1/18 (Escrowed to Maturity) (e)	13,625	16,442
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,171
Series A:
5.25% 7/1/19 (MBIA Insured)	3,160	3,369
5.375% 7/1/17 (MBIA Insured)	3,765	4,079
Series E, 5.125% 1/1/27 (MBIA Insured)	1,250	1,305
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	2,285	2,672
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	975	863
Merced Union High School District Series A, 0% 8/1/22 (FGIC Insured)	1,100	510
Metropolitan Wtr. District Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	15,000	15,474
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (FGIC Insured)	2,000	969
0% 8/1/25 (FGIC Insured)	2,800	1,097
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	$ 2,500	$ 2,663
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,712
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	5,000	5,004
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10 (Escrowed to Maturity) (e)	2,270	1,906
Mojave Wtr. Agcy. Impt. District M Gen. Oblig. (Morongo Basin Pipeline Proj.):
5% 9/1/11 (AMBAC Insured) (b)	1,840	1,947
5% 9/1/12 (AMBAC Insured) (b)	1,925	2,048
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	688
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	598
Monterey County Ctfs. of Prtn. Series 2001, 5.25% 8/1/16 (MBIA Insured)	2,445	2,606
Moreland School District Series 2003 B, 0% 8/1/27 (FGIC Insured)	1,485	528
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	1,115
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,457
12% 8/1/17 (FSA Insured)	1,000	1,684
North City West School Facilities Fing. Auth. Spl. Tax:
Subseries B:
5.25% 9/1/23 (AMBAC Insured)	1,530	1,670
5.25% 9/1/25 (AMBAC Insured)	1,835	2,006
Subseries C:
5% 9/1/16 (AMBAC Insured) (b)	1,000	1,068
5% 9/1/17 (AMBAC Insured) (b)	2,735	2,919
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
(Geothermal #3 Proj.) Series A, 5.6% 7/1/06	2,415	2,417
(Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	5,097
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	6,100	7,063
Novato Unified School District 5.25% 8/1/17 (FGIC Insured)	1,000	1,071
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (e)	$ 1,000	$ 1,061
5.5% 9/1/17 (FGIC Insured)	3,000	3,238
Oakland Unified School District Alameda County 5% 8/1/16 (MBIA Insured)	4,740	5,051
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.) 0% 8/1/10 (MBIA Insured)	3,255	2,779
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	7,647
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	3,832
5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,346
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,088
Oxnard Fin. Auth. Solid Waste Rev.:
5% 5/1/09 (AMBAC Insured) (d)	1,785	1,835
5% 5/1/10 (AMBAC Insured) (d)	1,820	1,880
5% 5/1/12 (AMBAC Insured) (d)	2,065	2,157
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	6,825
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	1,028
0% 8/1/21 (FGIC Insured)	1,000	488
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	2,425	2,425
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (e)	4,035	4,250
Port of Oakland Gen. Oblig.:
Series L, 5.5% 11/1/20 (FGIC Insured) (d)	3,405	3,585
5% 11/1/15 (MBIA Insured) (d)	5,850	6,077
5% 11/1/17 (MBIA Insured) (d)	3,355	3,468
5% 11/1/18 (MBIA Insured) (d)	2,740	2,823
Port of Oakland Port Rev. Series G, 5.375% 11/1/08 (MBIA Insured) (d)	1,805	1,866
Rancho Santiago Cmnty. College District 5.25% 9/1/21 (FSA Insured)	2,705	2,993
Redwood City Elementary School District 0% 8/1/20 (FGIC Insured)	4,825	2,479
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	75	75
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	$ 15,500	$ 17,163
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,159
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2005 A:
4.8% 10/1/07	200	202
4.8% 10/1/07 (Pre-Refunded to 10/1/06 @ 102) (e)	570	584
5% 10/1/08	210	215
5% 10/1/08 (Pre-Refunded to 10/1/06 @ 102) (e)	595	610
5% 10/1/09	215	220
5% 10/1/09 (Pre-Refunded to 10/1/06 @ 102) (e)	600	615
5.1% 10/1/10	230	235
5.1% 10/1/10 (Pre-Refunded to 10/1/06 @ 102) (e)	660	676
5.25% 10/1/12	255	261
5.5% 10/1/22	830	850
Series A:
4.8% 10/1/07 (Pre-Refunded to 10/1/06 @ 102) (e)	310	317
5% 10/1/08 (Pre-Refunded to 10/1/06 @ 102) (e)	330	338
5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,924
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,141
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,250
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	571
0% 8/1/25 (FGIC Insured)	2,725	1,078
0% 8/1/26 (FGIC Insured)	1,365	512
0% 8/1/27 (FGIC Insured)	2,500	889
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	690
0% 8/1/27 (FGIC Insured)	1,940	690
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,197
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	7,735	5,146
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,599
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,136
Series R, 5% 8/15/33 (MBIA Insured)	5,600	5,742
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento Pwr. Auth. Cogeneration Proj. Rev. 6.5% 7/1/06	$ 4,500	$ 4,506
Salinas Union High School District Series A, 5.25% 10/1/17 (FGIC Insured)	1,410	1,526
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,500	10,772
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,898
San Diego County Ctfs. of Prtn.:
(Burnham Institute Proj.) 6.25% 9/1/29 (Pre-Refunded to 9/1/09 @ 101) (e)	6,800	7,393
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,547
5% 11/15/16 (AMBAC Insured)	2,000	2,127
5% 11/15/17 (AMBAC Insured)	2,000	2,117
5% 11/15/18 (AMBAC Insured)	2,000	2,108
5.25% 10/1/11	1,705	1,801
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. 5% 7/1/12 (AMBAC Insured) (d)	2,200	2,307
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,693
Series D, 5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (e)	4,325	4,667
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	1,620	1,681
San Francisco Bay Area Trans. Fing. Auth. (Bridge Toll Proj.) 5.75% 2/1/07	1,500	1,514
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,122
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,622
Second Series 15A, 5.5% 5/1/09 (FSA Insured) (d)	1,355	1,414
Second Series 16A, 5.5% 5/1/08 (FSA Insured) (d)	2,945	3,030
Second Series 18A:
5.25% 5/1/11 (MBIA Insured) (d)	3,280	3,390
5.25% 5/1/14 (MBIA Insured) (d)	2,750	2,842
Second Series 23A, 5.5% 5/1/08 (FGIC Insured) (d)	2,755	2,839
Second Series 27A, 5.5% 5/1/08 (MBIA Insured) (d)	4,045	4,162
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	$ 1,475	$ 1,259
Series A:
0% 8/1/09 (FGIC Insured)	1,085	963
0% 8/1/10 (FGIC Insured)	1,085	926
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A, 0% 1/15/26 (MBIA Insured)	11,000	4,241
Series A:
0% 1/15/10 (MBIA Insured)	2,240	1,953
0% 1/15/12 (MBIA Insured)	7,000	5,593
0% 1/15/15 (MBIA Insured)	5,000	3,443
0% 1/15/20 (MBIA Insured)	3,765	1,985
0% 1/15/31 (MBIA Insured)	5,000	1,469
0% 1/15/34 (MBIA Insured)	10,000	2,510
5.25% 1/15/30 (MBIA Insured)	12,145	12,480
5.5% 1/15/28	1,060	1,043
0% 1/1/12 (Escrowed to Maturity) (e)	10,000	7,968
San Jose Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,062
Series B, 5% 3/1/09 (FSA Insured) (d)	5,395	5,545
San Jose Unified School District, Santa Clara County Series A, 5.375% 8/1/20 (FSA Insured)	1,895	2,022
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (MBIA Insured)	1,000	1,050
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,352
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (FGIC Insured)	3,000	1,713
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	2,000	876
0% 9/1/25 (FGIC Insured)	1,490	587
0% 9/1/26 (FGIC Insured)	1,500	561
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,357
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured)	4,650	4,958
5.75% 8/1/30 (FGIC Insured)	7,490	7,975
Santa Clara County Trans. District Sales Tax Rev. Series A, 5.25% 6/1/21	8,500	8,803
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	$ 1,865	$ 2,211
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	1,000	375
0% 5/1/28 (MBIA Insured)	3,340	1,137
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,539
6.75% 7/1/11	6,500	7,278
Stanislaus County Ctfs. of Prtn. (Cap. Impt. Prog.) Series A, 5.25% 5/1/14 (MBIA Insured)	1,000	1,027
Sulphur Springs Union School District Series A, 0% 9/1/12 (MBIA Insured)	2,750	2,143
Sulphur Springs Union School District Ctfs. of Prtn. (2002 School Facility Bridge Fdg. Prog.) 3.1%, tender 9/1/09 (FSA Insured) (c)	3,000	2,944
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	3,465	2,787
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series 2001 A, 5.25% 6/1/31 (Pre-Refunded to 6/1/11 @ 100) (e)	2,050	2,196
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,152
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,427
6% 6/1/22	1,100	1,206
Ukiah Unified School District 0% 8/1/14 (FGIC Insured)	3,040	2,161
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	568
0% 9/1/21 (FGIC Insured)	2,995	1,445
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	2,120	2,286
5.5% 5/15/24 (AMBAC Insured)	1,000	1,073
Series B, 5.5% 5/15/18 (AMBAC Insured)	7,035	7,722
4.55% 12/1/09 (f)	21,639	21,840
Series 2005 F, 4.75% 5/15/35 (FSA Insured)	3,000	2,977
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,117
Series B:
5% 5/15/16 (FSA Insured)	2,100	2,223
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.: - continued
Series B:
5% 5/15/17 (FSA Insured)	$ 4,000	$ 4,217
5.25% 5/15/16 (AMBAC Insured)	5,000	5,382
Series C, 4.75% 5/15/37 (MBIA Insured)	3,980	3,948
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	1,360	1,362
5.25% 1/1/13	8,500	8,510
Val Verde Unified School District Ctfs. of Prtn.:
Series B, 5% 1/1/35 (FGIC Insured)	3,085	3,148
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (e)	1,000	1,095
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (e)	1,380	1,511
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,693
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	141
5.375% 8/1/16 (FSA Insured)	100	108
Walnut Valley Unified School District Series D:
0% 8/1/30 (FGIC Insured)	2,875	868
0% 8/1/31 (FGIC Insured)	2,715	776
0% 8/1/32 (FGIC Insured)	1,315	357
5.25% 8/1/16 (FGIC Insured)	1,000	1,085
Yuba City Unified School District Series A, 0% 9/1/21 (FGIC Insured)	2,090	1,008
		1,525,897
Guam - 0.2%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.:
5% 7/1/09	1,100	1,111
5.875% 7/1/35	1,875	1,962
		3,073
Puerto Rico - 0.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (MBIA Insured)	2,810	3,069
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (e)	750	798
		3,867
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	$ 550	$ 569
5.25% 10/1/15	1,255	1,319
		1,888
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $1,493,253)	1,534,725
NET OTHER ASSETS - 1.0%	15,659
NET ASSETS - 100%	$ 1,550,384
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,840,000 or 1.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 21,639
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,492,035,000. Net unrealized appreciation aggregated $42,690,000, of which $50,913,000 related to appreciated investment securities and $8,223,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® California
Short-Intermediate Tax-Free

Bond Fund

May 31, 2006

1.832123.100

CSI-QTLY-0706

Investments May 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 81.9%
	Principal Amount	Value
California - 79.3%
Alameda County Ctfs. of Prtn. Series A, 5.375% 12/1/09 (MBIA Insured)	$ 170,000	$ 179,867
Alameda Unified School District Gen. Oblig. 5.5% 7/1/13 (FSA Insured)	25,000	27,565
Anaheim Union High School District Series A, 5% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (b)	155,000	165,642
Bay Area Govts. Assoc. (FTA Cap. Grant Proj.) Series A, 5% 6/15/07 (AMBAC Insured)	90,000	91,396
Bay Area Toll Auth. Toll Bridge Rev. (San Francisco Bay Area Proj.) Series 2001 D:
5% 4/1/08	100,000	102,319
5% 4/1/10	60,000	62,819
Berkeley Unified School District Gen. Oblig. Series I, 5% 8/1/08 (FSA Insured)	15,000	15,447
Cal State L.A. Univ. Auxiliary Services, Inc. Auxiliary Organization 5.25% 6/1/28 (Pre-Refunded to 6/1/11 @ 100) (b)	40,000	42,952
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed:
Series 2002 A, 5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (b)	165,000	183,185
Series A, 5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (b)	125,000	138,424
California Dept. of Trans. Rev. Series A:
5% 2/1/11 (MBIA Insured)	190,000	200,798
5% 2/1/12 (FGIC Insured)	100,000	106,365
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev.:
(Wtr. Sys. Proj.):
Series P, 6% 12/1/20 (Pre-Refunded to 6/1/06 @ 101) (b)	75,000	75,750
Series Q, 6% 12/1/09	40,000	42,958
5.5% 12/1/08	90,000	93,927
Series J3, 7% 12/1/12 (Escrowed to Maturity) (b)	70,000	82,818
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5% 5/1/13 (FSA Insured)	35,000	37,329
5.5% 5/1/09 (MBIA Insured)	50,000	52,569
5.5% 5/1/12 (MBIA Insured)	30,000	32,608
6% 5/1/13	85,000	94,865
6% 5/1/13 (MBIA Insured)	25,000	28,042
Series 2005 A, 5.5% 5/1/11	35,000	37,558
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series A:
5% 5/1/09 (MBIA Insured)	$ 75,000	$ 77,828
5.25% 5/1/09 (MBIA Insured)	230,000	240,244
5.25% 5/1/10 (MBIA Insured)	200,000	211,394
5.25% 5/1/12 (FSA Insured)	590,000	633,560
5.25% 5/1/12 (MBIA Insured)	50,000	53,692
5.5% 5/1/08	450,000	464,589
5.5% 5/1/10	85,000	90,164
5.5% 5/1/13 (AMBAC Insured)	270,000	295,029
California Dept. of Wtr. Resources Wtr. Rev. Series W:
5.5% 12/1/09 (AMBAC Insured)	80,000	84,969
5.5% 12/1/13 (FSA Insured)	70,000	77,410
California Econ. Recovery:
Series 2004 A:
5% 1/1/08	200,000	204,054
5% 1/1/09	400,000	412,936
5% 7/1/10 (MBIA Insured)	225,000	236,219
5% 7/1/11 (MBIA Insured)	695,000	736,088
5% 7/1/12 (MBIA Insured)	235,000	250,289
5.25% 7/1/12	1,145,000	1,231,665
Series 2004 B, 3.5%, tender 7/1/08 (a)	1,525,000	1,520,440
Series A:
5% 7/1/09	660,000	685,265
5% 7/1/15	655,000	695,145
5% 7/1/15 (MBIA Insured)	1,700,000	1,810,211
5.25% 1/1/11	1,080,000	1,146,992
5.25% 7/1/12 (FGIC Insured)	75,000	80,888
5.25% 7/1/13 (MBIA Insured)	440,000	476,960
5.25% 7/1/14	750,000	813,570
5.25% 7/1/14 (FGIC Insured)	1,535,000	1,670,633
California Edl. Facilities Auth. Rev. (Univ. of Southern California Proj.) Series 2003 B, 5% 10/1/06	30,000	30,139
California Gen. Oblig.:
Series AR, 10% 10/1/08	40,000	45,325
Series AT, 9.75% 2/1/09	10,000	11,445
0% 4/1/11	15,000	12,322
4.5% 2/1/09	135,000	137,668
4.5% 9/1/11 (Pre-Refunded to 9/1/10 @ 100) (b)	20,000	20,717
4.75% 9/1/08	100,000	102,252
5% 10/1/07	125,000	127,315
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5% 10/1/08	$ 275,000	$ 282,934
5% 2/1/09	40,000	41,292
5% 3/1/09	150,000	154,988
5% 3/1/09	65,000	67,161
5% 4/1/09	365,000	377,487
5% 2/1/10	85,000	88,564
5% 2/1/10	50,000	52,097
5% 2/1/10	100,000	104,193
5% 2/1/10 (MBIA Insured)	155,000	161,984
5% 3/1/10	65,000	67,783
5% 6/1/10	75,000	78,415
5% 2/1/11	1,000,000	1,050,710
5% 5/1/11	85,000	89,523
5% 6/1/11 (MBIA Insured)	60,000	63,496
5% 2/1/12	255,000	269,234
5% 2/1/12	120,000	126,698
5% 2/1/12	60,000	63,349
5% 3/1/12 (MBIA Insured)	85,000	90,256
5% 4/1/12	85,000	89,869
5% 2/1/13	55,000	58,249
5% 2/1/13	75,000	79,430
5% 3/1/13	850,000	900,754
5% 6/1/13	1,000,000	1,061,690
5% 10/1/13	50,000	52,823
5.25% 10/1/09	40,000	41,907
5.25% 2/1/10 (FSA Insured)	95,000	100,086
5.25% 10/1/12	100,000	107,552
5.25% 3/1/13 (Pre-Refunded to 3/1/10 @ 101) (b)	80,000	85,333
5.25% 10/1/13	175,000	188,988
5.25% 2/1/14 (FSA Insured)	195,000	211,162
5.25% 2/1/15	35,000	37,472
5.25% 10/1/15 (Pre-Refunded to 10/1/10 @ 100) (b)	75,000	79,970
5.25% 6/1/18 (Pre-Refunded to 6/1/10 @ 100) (b)	25,000	26,444
5.25% 9/1/18 (Pre-Refunded to 9/1/10 @ 100) (b)	35,000	37,136
5.25% 12/1/24 (Pre-Refunded to 12/1/10 @ 100) (b)	45,000	48,091
5.5% 6/1/06	155,000	155,000
5.5% 6/1/10	70,000	74,472
5.5% 4/1/11	45,000	48,339
5.5% 2/1/12	10,000	10,810
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.5% 9/1/24 (Pre-Refunded to 9/1/09 @ 101) (b)	$ 400,000	$ 427,084
5.75% 10/1/08	100,000	104,539
5.75% 10/1/10	50,000	53,933
5.75% 10/1/10	100,000	107,865
5.75% 2/1/11 (FGIC Insured)	20,000	21,722
5.75% 10/1/11	70,000	76,517
5.75% 11/1/11	100,000	109,342
5.75% 3/1/27 (Pre-Refunded to 3/1/10 @ 101) (b)	75,000	81,300
6% 2/1/09	60,000	63,363
6% 9/1/09	110,000	117,440
6% 10/1/09 (FGIC Insured)	40,000	42,888
6.25% 9/1/09	85,000	91,392
6.25% 9/1/12	440,000	485,311
6.6% 2/1/09 (AMBAC Insured)	210,000	225,695
7% 2/1/09	35,000	37,792
7% 10/1/09	10,000	10,986
7.1% 3/1/08	10,000	10,586
8% 11/1/07 (FGIC Insured)	730,000	757,725
10% 9/1/09	85,000	100,453
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series G, 5% 7/1/09	635,000	656,139
(Cedars-Sinai Med. Ctr. Proj.):
Series A, 6.125% 12/1/30 (Pre-Refunded to 12/1/09 @ 101) (b)	145,000	157,885
5% 11/15/09	500,000	517,880
5% 11/15/14	50,000	52,311
(Kaiser Permante Proj.) Series A, 5% 6/1/07 (Escrowed to Maturity) (b)	60,000	60,856
California Infrastructure & Econ. Dev. Bank Rev.:
(Bay Area Toll Bridges Seismic Retrofit Prog.):
Series A, 5.25% 7/1/16 (Pre-Refunded to 7/1/13 @ 100) (b)	110,000	119,878
5% 7/1/11 (Escrowed to Maturity) (b)	75,000	79,755
(Worker's Compensation Relief Proj.) Series A, 5.25% 10/1/13 (AMBAC Insured)	20,000	21,797
5.5% 6/1/17 (Pre-Refunded to 6/1/10 @ 101) (b)	50,000	53,973
California Pub. Works Board Lease Rev.:
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	50,000	51,051
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Coalinga State Hosp. Proj.):
Series A:
5% 6/1/11	$ 125,000	$ 131,179
5.25% 6/1/12	10,000	10,665
5.25% 6/1/14	60,000	64,406
5% 6/1/10	100,000	104,139
(Dept. of Corrections Proj.) Series B, 5.25% 1/1/13	40,000	42,911
(Dept. of Corrections, Madera State Prison Proj.) Series E, 6% 6/1/10	100,000	108,033
(Dept. of Corrections, Monterey County State Prison Proj.):
Series 2003 C:
5% 6/1/08	500,000	511,485
5.5% 6/1/14	100,000	108,882
5.5% 6/1/14 (MBIA Insured)	50,000	54,948
Series 2004 D, 5% 12/1/15 (MBIA Insured)	90,000	96,089
Series A, 5.25% 6/1/10 (AMBAC Insured)	50,000	52,812
Series C, 5.2% 12/1/09 (MBIA Insured)	70,000	73,314
Series J, 5% 1/1/10 (AMBAC Insured)	65,000	67,757
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	200,000	218,388
(Regents Univ. of California Proj.) Series A:
0% 9/1/07	85,000	81,038
5.25% 6/1/12 (AMBAC Insured)	50,000	53,740
(Various California State Univ. Projs.):
Series 2005 L, 5.25% 11/1/09	260,000	272,605
Series A, 5.5% 6/1/14	155,000	169,545
Series B:
5.55% 6/1/10	100,000	106,764
5.55% 6/1/10 (MBIA Insured)	225,000	240,134
California State Univ. Rev. & Colleges Series B, 5% 11/1/11 (AMBAC Insured)	25,000	26,604
California State Univ., Fresno Assoc., Inc. Auxiliary Organization Event Ctr. Rev. 6% 7/1/26 (Pre-Refunded to 7/1/12 @ 101) (b)	35,000	39,418
California Statewide Cmntys. Dev. Auth. Rev.:
(Daughters of Charity Health Sys. Proj.) Series F:
5% 7/1/09	1,050,000	1,075,767
5% 7/1/10	1,145,000	1,180,655
(Kaiser Permanente Health Sys. Proj.):
Series 2001 A, 2.55%, tender 1/4/07 (a)	1,000,000	993,610
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(Kaiser Permanente Health Sys. Proj.):
Series 2004 E, 3.875%, tender 4/1/10 (a)	$ 330,000	$ 326,693
Series 2004 F, 2.3%, tender 5/1/07 (a)	940,000	928,288
Series 2004 G, 2.3%, tender 5/1/07 (a)	750,000	740,655
Series 2004 H, 2.625%, tender 5/1/08 (a)	1,210,000	1,184,300
Series D, 4.35%, tender 3/1/07 (a)	350,000	351,729
Series I, 3.45%, tender 5/1/11 (a)	1,000,000	964,880
California Statewide Communities Dev. Auth. Wtr. and Wastewtr. Rev. (Pooled Fing. Prog.) Series 2004 A, 5% 10/1/13 (FSA Insured)	30,000	32,122
Capistrano Unified School District Cmnty. Facilities District #98-2, Ladera 5.75% 9/1/29 (Pre-Refunded to 9/1/09 @ 102) (b)	45,000	48,645
Carmichael Wtr. District Wtr. Rev. Ctfs. of Prtn. 4.75% 9/1/09 (MBIA Insured)	70,000	72,502
Central Valley School District Fing. Auth. Rev. (School District Gen. Oblig. Bond Rfdg. Prog.) Series A, 6% 8/1/06 (MBIA Insured)	145,000	145,566
Chaffey Cmnty. College District Series A, 5.25% 7/1/14 (Pre-Refunded to 7/1/12 @ 101) (b)	30,000	32,747
Chaffey Unified High School District:
Series B, 5.5% 8/1/13 (Pre-Refunded to 8/1/10 @ 101) (b)	70,000	75,747
5% 8/1/12 (FGIC Insured)	20,000	21,373
Contra Costa County Pub. Fing. Auth. Lease Rev.:
Series 1999 A, 5% 6/1/08 (MBIA Insured)	200,000	205,638
Series B, 4.5% 6/1/09 (MBIA Insured)	40,000	41,046
Contra Costa Trans. Auth. Sales Tax Rev. Series A, 6% 3/1/09 (FGIC Insured)	200,000	212,292
Coronado Cmnty. Dev. Agcy. 0% 9/1/13 (FSA Insured)	15,000	11,110
Delano Union School District Ctfs. of Prtn. Series A, 5.9% 1/1/22 (Pre-Refunded to 1/1/07 @ 102) (b)	125,000	129,118
Duarte Unified School District Gen. Oblig. Series B, 0% 11/1/16 (FSA Insured)	85,000	53,604
East Bay Muni. Util. District Wastewtr. Sys. Rev. 4.75% 6/1/28 (Pre-Refunded to 6/1/08 @ 101) (b)	60,000	61,942
East Bay Muni. Util. District Wtr. Sys. Rev.:
4.75% 6/1/28 (Pre-Refunded to 6/1/08 @ 101) (b)	110,000	113,560
4.75% 6/1/34 (Pre-Refunded to 6/1/08 @ 101) (b)	200,000	206,472
5% 6/1/06 (MBIA Insured)	40,000	40,000
Municipal Bonds - continued
	Principal Amount	Value
California - continued
East Side Union High School District Santa Clara County Series C:
5% 8/1/11 (FSA Insured)	$ 45,000	$ 47,790
5% 8/1/12 (FSA Insured)	55,000	58,776
El Centro School District Gen. Oblig. Series A, 6% 8/1/12 (AMBAC Insured)	15,000	16,936
Elk Grove Cmnty. Facilities District #2003-1 Spl. Tax 6% 9/1/28 (Pre-Refunded to 9/1/08 @ 101) (b)	50,000	52,973
Evergreen School District Gen. Oblig. Series B, 4.9% 9/1/15 (Pre-Refunded to 9/1/07 @ 101) (b)	45,000	46,175
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. 4.75% 1/15/11 (MBIA Insured)	35,000	36,585
Fremont Union High School District, Santa Clara Series 1998 C, 5% 9/1/18 (Pre-Refunded to 9/1/12 @ 100) (b)	85,000	90,906
Fresno Swr. Rev. Series A, 6% 9/1/09 (MBIA Insured)	100,000	107,206
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 5% 6/1/21	1,200,000	1,206,660
Series 2003 B:
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (b)	415,000	441,643
5.75% 6/1/21 (Pre-Refunded to 6/1/08 @ 100) (b)	130,000	135,090
5.75% 6/1/22 (Pre-Refunded to 6/1/08 @ 100) (b)	150,000	155,873
5.75% 6/1/23 (Pre-Refunded to 6/1/08 @ 100) (b)	40,000	41,566
Series B:
5% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (b)	605,000	643,841
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (b)	230,000	244,766
5.375% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (b)	60,000	63,626
5.5% 6/1/19 (Pre-Refunded to 6/1/07 @ 100) (b)	75,000	76,321
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (b)	1,700,000	1,860,633
5.6% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (b)	115,000	122,902
5.625% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (b)	45,000	49,593
5.625% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (b)	175,000	192,861
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (b)	150,000	165,309
Jefferson Union High School District Gen. Oblig. Series A, 6.25% 2/1/12 (MBIA Insured)	50,000	56,206
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Kern Cmnty. College District Gen. Oblig. Series A. 4.75% 11/1/26 (Pre-Refunded to 11/1/13 @ 100) (b)	$ 45,000	$ 47,676
Kern County High School District Series A, 6.3% 8/1/10 (MBIA Insured)	75,000	82,382
Lodi Elec. Sys. Rev. Ctfs. of Prtn. Series A, 5.4% 1/15/15 (Pre-Refunded to 1/15/09 @ 101) (b)	50,000	52,729
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/12 (Escrowed to Maturity) (b)	90,000	70,124
(Disney Parking Proj.) 0% 3/1/14	20,000	14,034
Los Angeles County Metropolitan Trans. Auth. Rev. (Gen. Union Station Proj.) Series A, 5% 7/1/09 (Pre-Refunded to 7/1/06 @ 101) (b)	100,000	101,108
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
(Proposition A Proj.) First Tier Sr. Series 2005 A, 4% 7/1/06	300,000	300,105
(Proposition A-1st Tier Proj.) Series A, 5.25% 7/1/06 (FSA Insured)	50,000	50,064
(Proposition C Proj.):
First Tier Sr. Series 2003 A, 5% 7/1/13 (FSA Insured)	25,000	26,797
Second Series 1999 A, 6% 7/1/09	125,000	133,011
Series 2005 B, 5% 7/1/09	25,000	25,957
Los Angeles County Pub. Works Fing. Auth. Lease Rev.:
(Multiple Cap. Facilities #5 Proj.) Series B, 6% 12/1/07 (Escrowed to Maturity) (b)	100,000	103,566
(Multiple Cap. Facilities #6 Proj.) Series A, 5.625% 5/1/26 (Pre-Refunded to 5/1/10 @ 100) (b)	105,000	112,757
Series 1996 VB, 5.125% 12/1/29 (Pre-Refunded to 12/1/07 @ 101) (b)	65,000	67,117
Los Angeles County Pub. Works Fing. Auth. Rev.:
(Los Angeles County Flood Cont. District Proj.) Series A, 5% 3/1/12 (MBIA Insured)	35,000	37,164
(Reg'l. Park & Open Space District Proj.):
5% 10/1/12 (FSA Insured)	95,000	101,404
5% 10/1/14 (FSA Insured)	25,000	26,827
Los Angeles Ctfs. of Prtn. 4.125% 8/1/06 (AMBAC Insured)	60,000	60,053
Los Angeles Dept. Arpts. Rev.:
(Los Angeles Int'l. Arpt. Proj.) Series 2003 B, 5% 5/15/10 (MBIA Insured)	50,000	52,421
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Dept. Arpts. Rev.: - continued
Series B, 5% 5/15/14 (MBIA Insured)	$ 135,000	$ 144,486
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2001 A1, 5.25% 7/1/11 (MBIA Insured)	75,000	80,473
Series 2003 A Subseries A-1, 4.5% 7/1/07	75,000	75,781
Series A Subseries A1, 5% 7/1/08	75,000	77,077
Series A Subseries A-1:
4% 7/1/06	25,000	25,009
5% 7/1/12 (MBIA Insured)	25,000	26,696
Los Angeles Gen. Oblig.:
Series 2002 A, 5.25% 9/1/13 (MBIA Insured)	95,000	103,403
Series 2003 A, 5% 9/1/13 (MBIA Insured)	20,000	21,466
Series 2003 B, 5% 9/1/09 (FSA Insured)	35,000	36,516
Series A, 5% 9/1/15 (Pre-Refunded to 9/1/11 @ 100) (b)	60,000	63,769
Series B, 4% 9/1/07 (FSA Insured)	60,000	60,394
Los Angeles Sanitation Equip. Charge Rev. Series A:
5% 2/1/07 (AMBAC Insured)	25,000	25,250
5% 2/1/09 (AMBAC Insured)	25,000	25,865
Los Angeles State Bldg. Auth. Lease Rev. (State of California Dept. of Gen. Services Lease Proj.) Series A, 5.625% 5/1/11	50,000	52,155
Los Angeles Unified School District:
Series 1997 F, 5% 7/1/14 (FSA Insured)	25,000	26,637
Series 2000 D:
5% 7/1/06	25,000	25,027
5.625% 7/1/15 (Pre-Refunded to 7/1/10 @ 100) (b)	80,000	86,146
Series A, 5% 7/1/13 (MBIA Insured)	25,000	26,765
Series B, 5% 7/1/23 (FGIC Insured) (Pre-Refunded to 7/1/08 @ 101) (b)	190,000	197,258
Series C, 5.25% 7/1/11 (Pre-Refunded to 7/1/09 @ 101) (b)	50,000	52,886
Series E:
5% 7/1/09 (MBIA Insured)	45,000	46,829
5.5% 7/1/13 (MBIA Insured)	40,000	43,769
Series F, 5% 7/1/15 (FSA Insured)	5,000	5,299
Los Angeles Unified School District Cfts. of Prtn.:
(Multiple Propereties Proj.) Series A:
5% 8/1/09 (Escrowed to Maturity) (b)	45,000	46,916
5% 8/1/10 (Escrowed to Maturity) (b)	60,000	63,260
Series 2002, 5% 6/1/08 (FSA Insured)	60,000	61,691
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Rios Cmnty. College District Series B, 4% 8/1/06 (MBIA Insured)	$ 50,000	$ 50,038
Marin Muni. Wtr. District Rev. Ctfs. of Prtn. (2004 Fing. Proj.) 5% 7/1/12 (AMBAC Insured)	25,000	26,696
Metropolitan Wtr. District Southern California Wtrwks. Rev.:
Series 1996 C, 6% 7/1/07	50,000	51,260
Series 2004 B, 5% 7/1/10	90,000	94,661
Series A:
5% 7/1/13	35,000	37,470
5% 7/1/26 (Pre-Refunded to 1/1/08 @ 101) (b)	140,000	144,420
5.25% 7/1/10 (Escrowed to Maturity) (b)	55,000	58,450
5.25% 3/1/21 (Pre-Refunded to 3/1/11 @ 101) (b)	270,000	291,271
Series B, 5% 7/1/11	45,000	47,724
Monterey Peninsula Cmnty. College District Series A, 4.75% 8/1/27 (Pre-Refunded to 8/1/13 @ 100) (b)	65,000	68,751
Moreno Valley Ctfs. of Prtn. 5% 5/1/09 (MBIA Insured)	10,000	10,391
New Haven Unified School District Series B, 7.9% 8/1/12 (MBIA Insured)	100,000	122,369
Newhall School District Gen. Oblig. Series B, 5% 8/1/18 (Pre-Refunded to 8/1/12 @ 101) (b)	45,000	48,448
North Orange County Cmnty. College District Rev.:
5% 8/1/14 (MBIA Insured)	50,000	53,772
5% 8/1/16 (MBIA Insured)	25,000	26,741
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
(Geothermal #3 Proj.):
Series A:
5.6% 7/1/06	75,000	75,065
5.85% 7/1/10 (Escrowed to Maturity) (b)	25,000	27,034
5.85% 7/1/10 (AMBAC Insured)	25,000	26,994
Series A, 5.8% 7/1/09 (Escrowed to Maturity) (b)	60,000	63,787
Norwalk- Mirada Unified School District 5% 8/1/23 (Pre-Refunded to 8/1/13 @ 100) (b)	40,000	42,929
Oakland Gen. Oblig. Ctfs. of Prtn. (Oakland Museum Proj.) Series A, 5% 4/1/09 (AMBAC Insured)	75,000	77,750
Oakland Joint Powers Fing. Auth. Lease Rev. (Oakland Convention Centers Proj.) 5.25% 10/1/09 (AMBAC Insured)	50,000	52,447
Oakland Unified School District Alameda County 5% 8/1/12 (MBIA Insured)	60,000	63,950
Orange County Calif Recovery Ctfs. of Prtn. Series A, 6% 7/1/26 (Pre-Refunded to 7/1/06 @ 102) (b)	80,000	81,741
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Orange County Local Trans. Auth. Sales Tax Rev.:
Second Series 1998 A, 5.5% 2/15/08 (MBIA Insured)	$ 215,000	$ 221,788
Series A, 5.5% 2/15/11 (MBIA Insured)	20,000	21,573
Sr. Series A, 5.7% 2/15/10 (AMBAC Insured)	105,000	112,483
6% 2/15/08	85,000	88,333
Orange County Rfdg. Recovery Series A:
5% 6/1/11 (MBIA Insured)	110,000	116,665
6% 6/1/09 (Escrowed to Maturity) (b)	85,000	90,831
Orchard School District Gen. Oblig. Series A, 0% 2/1/16 (FGIC Insured)	35,000	22,710
Oxnard Fing. Auth. Wastewtr. Rev. 5% 6/1/11 (FGIC Insured)	25,000	26,515
Oxnard Union High School District Gen. Oblig. Series D, 7.5% 8/1/07 (Escrowed to Maturity) (b)	140,000	146,245
Palmdale Cmnty. Redev. Agcy. Series A, 5.125% 9/1/06 (Escrowed to Maturity) (b)	50,000	50,193
Palo Alto Unified School District Gen. Oblig. 5% 8/1/15 (FSA Insured)	25,000	26,900
Palos Verdes Peninsula Unified School District Series A, 5.25% 11/1/14 (Pre-Refunded to 11/1/10 @ 101) (b)	20,000	21,521
Pasadena Unified School District Gen. Oblig.:
(Election of 1997 Proj.) Series C, 4.75% 11/1/24 (Pre-Refunded to 11/1/11 @ 101) (b)	50,000	53,035
5% 11/1/10 (FGIC Insured)	30,000	31,646
Petaluma Cmnty. Dev. Commission Tax Allocation (Petaluma Cmnty. Dev. Proj.) Series A, 5.25% 5/1/14 (Pre-Refunded to 5/1/08 @ 101) (b)	50,000	52,028
Pleasanton Joint Powers Fing. Auth. Rev. Series B, 5.25% 9/2/08 (FSA Insured)	120,000	124,220
Pleasanton Unified School District Gen. Oblig.:
Series 1997 F, 4.75% 8/1/25 (Pre-Refunded to 8/1/11 @ 101) (b)	50,000	52,928
Series B, 5% 8/1/14 (FSA Insured)	60,000	64,526
Series J, 5.8% 8/1/12 (Pre-Refunded to 8/1/07 @ 102) (b)	50,000	52,238
5% 8/1/11 (FSA Insured)	100,000	106,239
Pomona Pub. Fing. Auth. Rev. 5% 2/1/12 (AMBAC Insured)	40,000	42,546
Pomona Unified School District Series A, 5.65% 2/1/08 (MBIA Insured)	25,000	25,852
Port of Oakland Gen. Oblig. Series M, 5% 11/1/12 (FGIC Insured)	60,000	64,198
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Rancho Santiago Cmnty. College District 5% 9/1/16 (FSA Insured)	$ 45,000	$ 48,157
Riverside County Pub. Fing. Auth. Rev. (Rancho Village Proj.) Series A, 4.55% 9/2/08 (AMBAC Insured)	55,000	56,173
Sacramento City Fing. Auth. Rev.:
Series A, 5.5% 12/1/18 (Pre-Refunded to 6/1/11 @ 100) (b)	80,000	86,808
5% 12/1/14 (FGIC Insured)	40,000	42,914
5.5% 6/1/20 (Pre-Refunded to 6/1/10 @ 101) (b)	140,000	151,124
Sacramento Muni. Util. District Elec. Rev. Series R, 5% 8/15/14 (MBIA Insured)	25,000	26,894
San Bernadino Unified School District Gen. Oblig. Series A, 4.75% 8/1/06 (Escrowed to Maturity) (b)	60,000	60,115
San Bernardino County Ctfs. of Prtn. (Med. Ctr. Fing. Prog.) 5.75% 8/1/06 (MBIA Insured)	100,000	100,322
San Bernardino County Trans. Auth. Sales Tax Rev. Series A, 5% 3/1/10 (AMBAC Insured)	180,000	188,604
San Diego County Ctfs. of Prtn. 5% 6/1/08 (AMBAC Insured)	75,000	77,114
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series A, 4.75% 4/1/08 (FGIC Insured)	40,000	40,859
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5.25% 5/1/13 (FGIC Insured)	50,000	54,113
San Diego Pub. Facilities Fing. Auth. Wtr. Rev.:
5% 8/1/11 (MBIA Insured)	85,000	90,303
5% 8/1/12 (MBIA Insured)	90,000	96,139
San Diego Unified School District (Election of 1998 Proj.) Series F, 5% 7/1/16 (FSA Insured)	75,000	79,597
San Diego Wtr. Util. Fund 5.375% 8/1/15 (Pre-Refunded to 8/1/08 @ 101) (b)	50,000	52,349
San Francisco Bay Area Rapid Trans. District Sales Tax Rev.:
5.5% 7/1/07	75,000	76,563
5.5% 7/1/07 (Escrowed to Maturity) (b)	125,000	127,579
San Francisco Bldg. Auth. Lease Rev.:
(Dept. Gen. Svcs. Lease Proj.) Series A:
5% 10/1/13 (MBIA Insured)	25,000	26,545
5.125% 10/1/07 (MBIA Insured)	80,000	81,693
(San Francisco Civic Ctr. Complex Proj.) Series A, 6% 12/1/09 (AMBAC Insured)	55,000	59,123
San Francisco City & County Gen. Oblig. Series 1:
5.75% 6/15/06 (FGIC Insured)	75,000	75,048
5.75% 6/15/07 (FGIC Insured)	20,000	20,471
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series 2002 B, 5% 11/1/13 (MBIA Insured)	$ 60,000	$ 63,952
San Francisco Cmnty. College District Gen. Oblig. (Election of 2001 Proj.) Series 2004 B, 5% 6/15/10 (AMBAC Insured)	40,000	42,051
San Jose Evergreen Cmnty. College District Series A, 4.75% 9/1/23 (Pre-Refunded to 9/1/06 @ 101) (b)	15,000	15,202
San Jose Gen. Oblig. (Libraries, Parks and Pub. Safety Projs.) 5% 9/1/11 (MBIA Insured)	45,000	47,849
San Juan Unified School District Series 1998 B, 0% 8/1/15 (MBIA Insured)	25,000	16,814
San Mateo County Trans. District Sales Tax Rev. Series A, 5.25% 6/1/16 (MBIA Insured)	45,000	49,478
San Mateo Unified School District 5% 9/1/15 (FSA Insured)	75,000	80,216
Santa Clara County Fing. Auth. Lease Rev. Series A, 6% 11/15/12 (AMBAC Insured)	240,000	269,777
Santa Clara County Fing. Auth. Spl. Oblig. (Measure B Trans. Impt. Prog.) 5% 8/1/06	55,000	55,122
Santa Clara Valley Wtr. District Ctfs. of Prtn. 5.25% 2/1/12 (FGIC Insured)	35,000	37,670
Santa Margarita/Dana Point Auth. Rev.:
(Impt. District 3&3A,4&4A Proj.) Series B, 7.25% 8/1/08 (MBIA Insured)	1,000,000	1,073,910
Series B, 7.25% 8/1/11 (MBIA Insured)	1,425,000	1,656,007
Santa Maria Joint Union High School District Gen. Oblig. Series A, 5.375% 8/1/14 (FSA Insured)	20,000	22,043
Saugus Union School District Series B, 5% 8/1/14 (FSA Insured)	25,000	26,886
Simi Valley Pub. Fing. Auth. Lease Rev. 4.8% 9/1/06 (AMBAC Insured)	40,000	40,125
South Orange County Pub. Fing. Auth. Spl. Tax Rev. (Foothill Area Proj.) Series C, 6.5% 8/15/10 (FGIC Insured)	160,000	177,443
Southern California Pub. Pwr. Auth. Rev.:
(Multiple Projs.):
6.75% 7/1/10	60,000	65,976
6.75% 7/1/12	30,000	34,079
6.75% 7/1/13	55,000	63,575
(San Juan Unit 3 Proj.) Series A, 5.5% 1/1/14 (FSA Insured)	185,000	204,112
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern California Transmission Proj.) 5% 7/1/12 (FSA Insured)	40,000	42,714
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Southwestern Cmnty. College District Gen. Oblig.:
Series B, 5.25% 8/1/14 (FGIC Insured)	$ 25,000	$ 27,319
5% 8/1/15 (Pre-Refunded to 8/1/14 @ 100) (b)	45,000	48,427
Stockton Unified School District Gen. Oblig. 5.5% 7/1/11 (FSA Insured)	50,000	54,203
Sweetwater Union High School District Pub. Fing. Auth. Spl. Tax Rev. Series A, 5% 9/1/14 (FSA Insured)	25,000	26,811
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series B, 5% 6/1/28 (Pre-Refunded to 6/1/11 @ 100) (b)	60,000	63,608
Univ. of California Revs.:
(Multiple Purp. Projs.):
Series F:
5% 9/1/17 (Pre-Refunded to 9/1/06 @ 101) (b)	185,000	187,494
5% 9/1/27 (Pre-Refunded to 9/1/06 @ 101) (b)	70,000	70,944
Series O, 5.75% 9/1/09 (FGIC Insured)	35,000	37,312
Series Q, 5% 9/1/11 (FSA Insured)	50,000	53,165
Series A:
5% 5/15/10 (AMBAC Insured)	70,000	73,520
5% 5/15/12 (AMBAC Insured)	80,000	85,326
Upland Unified School District Gen. Oblig. Series A, 5.25% 8/1/10 (FSA Insured)	50,000	53,116
Westlands Wtr. District Rev. Ctfs. of Prtn. Series A, 5% 3/1/29 (Pre-Refunded to 3/1/09 @ 101) (b)	150,000	156,944
Westside Union School District Gen. Oblig. Series C, 6% 8/1/13 (AMBAC Insured)	50,000	57,237
Whisman School District Gen. Oblig. Series A, 0% 8/1/14 (Escrowed to Maturity) (b)	40,000	28,386
Whittier School District Gen. Oblig. Series D, 5% 8/1/11 (FSA Insured)	25,000	26,803
		58,884,687
Guam - 0.4%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5% 7/1/09	260,000	262,493
Puerto Rico - 2.2%
Puerto Rico Commonwealth Gen. Oblig.:
Series 1993, 7% 7/1/10 (AMBAC Insured)	225,000	252,189
Series 2003 C, 4.25%, tender 7/1/08 (MBIA Insured) (a)	265,000	267,454
Series B:
5.5% 7/1/11 (FGIC Insured)	190,000	205,132
5.75% 7/1/07 (MBIA Insured)	100,000	102,270
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Gen. Oblig.: - continued
5.25% 7/1/09 (FGIC Insured)	$ 120,000	$ 125,528
5.25% 7/1/10 (FGIC Insured)	35,000	37,073
5.75% 7/1/08 (MBIA Insured)	200,000	208,182
6.5% 7/1/12 (MBIA Insured)	75,000	85,581
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. 5.5% 7/1/09 (FSA Insured)	60,000	63,019
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 1997 A, 5% 7/1/14 (Pre-Refunded to 1/1/08 @ 101) (b)	75,000	77,310
Series A, 5% 7/1/28 (Pre-Refunded to 1/1/08 @ 101) (b)	115,000	118,542
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series AA, 5.25% 7/1/16 (Pre-Refunded to 7/1/07 @ 101.5) (b)	40,000	41,277
Puerto Rico Muni. Fin. Agcy. Series 1999 A, 5.5% 8/1/07 (FSA Insured)	65,000	66,405
		1,649,962
TOTAL MUNICIPAL BONDS (Cost $61,021,248)		60,797,142
Municipal Notes - 15.3%

California - 15.3%
Brentwood Union Elementary School District TRAN 4% 7/6/06	100,000	100,045
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Subseries 2005 G8, 3.45% (MBIA Insured), VRDN (a)	1,970,000	1,970,000
Subseries F2, 3.5%, LOC JPMorgan Chase Bank, LOC Societe Generale, VRDN (a)	2,000,000	1,999,976
California Gen. Oblig. RAN 4.5% 6/30/06	205,000	205,168
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1996 C, 3.5%, LOC JPMorgan Chase Bank, VRDN (a)	500,000	500,000
Corona Ctfs. of Prtn. Participating VRDN Series PT 1860, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	625,000	625,000
Los Angeles Unified School District Participating VRDN:
Series MSTC 01 135, 3.55% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	1,100,000	1,100,000
Series PT 3191, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	875,000	875,000
Municipal Notes - continued
	Principal Amount	Value
California - continued
Sacramento Muni. Util. District Elec. Rev. Participating VRDN Series EGL 7050048 Class A, 3.5% (Liquidity Facility Citibank NA) (a)(c)	$ 2,000,000	$ 2,000,000
Sunnyvale School District Participating VRDN Series PT 2710, 3.51% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,000,000	2,000,000
TOTAL MUNICIPAL NOTES (Cost $11,375,275)		11,375,189
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $72,396,523)		72,172,331
NET OTHER ASSETS - 2.8%		2,103,016
NET ASSETS - 100%		$ 74,275,347
Security Type Abbreviations
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Security collateralized by an amount sufficient to pay interest and principal.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
Income Tax Information

At May 31, 2006, the aggregate cost of investment securities for income tax purposes was $72,396,523. Net unrealized depreciation aggregated $224,192, of which $62,040 related to appreciated investment securities and $286,232 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report. Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 18, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	July 18, 2006